Janus Henderson Global Allocation Fund - Growth Average Annual Total Returns - Class A C S I T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.43%	7.71%	7.50%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.59%	4.15%	4.97%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.18%	4.65%	4.88%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.88%	5.22%	5.41%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.28%	5.65%	5.85%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.83%	3.73%	4.06%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.07%	4.09%	4.25%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.17%	5.52%	5.71%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.